UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4428

Dreyfus U.S. Treasury Intermediate Term Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Intermediate Term Fund
September 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--65.5%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Home Equity Loans--2.7%
Small Business Administration,
Ser. 2005-P10A, Cl. 1	4.64	2/10/15	5,456,348	5,338,934
U.S. Government Agencies--13.4%
Federal Agricultural Mortgage
Corp., Notes	6.87	8/10/09	225,000	234,855
Federal Farm Credit Bank,
Bonds	4.70	12/10/14	300,000	297,939
Federal Farm Credit Bank,
Bonds	4.85	10/25/12	300,000	303,405
Federal Farm Credit Bank,
Bonds	5.35	6/16/14	285,000	294,289
Federal Home Loan Banks,
Bonds, Ser. 1	5.13	5/15/09	6,750,000	6,774,665
Federal Home Loan Banks,
Bonds, Ser. SY08	5.63	2/15/08	495,000	496,257
Federal Home Loan Banks,
Bonds, Ser. DX09	5.95	3/16/09	240,000	245,077
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	5.00	10/18/10	5,990,000	5,991,306
Federal Home Loan Mortgage Corp.,
Notes	5.40	3/2/12	200,000	201,522
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	400,000	415,116
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	250,000	254,578
Federal National Mortgage
Association, Notes	5.80	2/9/26	3,400,000	3,403,274
Federal National Mortgage
Association, Notes	6.00	5/15/11	5,000,000	5,254,100
Federal National Mortgage
Association, Notes	6.63	10/15/07	300,000	300,182
Federal National Mortgage
Association, Notes	7.13	6/15/10	250,000	267,115
Small Business Administration,
Gov't Gtd. Notes, Ser. 10-A	6.64	2/1/2011	71,578	73,485
Student Loan Marketing
Association, Notes	7.35	8/1/10	100,000	107,718
Tennessee Valley Authority,
Notes, Ser. C	4.75	8/1/13	500,000	500,675
Tennessee Valley Authority,
Bonds, Ser. G	5.38	11/13/08	200,000	201,812
Tennessee Valley Authority,
Bonds	7.13	5/1/30	350,000	434,409
				26,051,779

U.S. Government Agencies/Mortgage-Backed--1.2%
Federal Home Loan Mortgage Corp.
7.50%, 11/1/29	10,317	10,814
Federal National Mortgage Association:
6.50%, 10/1/31	17,012	17,441
7.00%, 3/1/12	38,733	40,096
Government National Mortgage Association I:
6.00%, 1/15/33	97,469	98,289
6.50%, 5/15/26	55,010	56,429
Ser. 2005-9, Cl. A, 4.03%,
5/16/22	604,932	595,203
Ser. 2006-6, Cl. A, 4.05%,
10/16/23	517,098	509,199
Ser. 2006-9, Cl. A, 4.20%,
8/16/26	1,110,316	1,091,368
		2,418,839

U.S. Treasury Bonds--.1%
6.25%, 8/15/23	200,000 a	229,828
U.S. Treasury Inflation Protected Securities--.4%
3.38%, 1/15/12	263,952 b	277,645
3.50%, 1/15/11	478,736 b	499,756
		777,401
U.S. Treasury Notes--47.7%
3.88%, 5/15/09	20,135,000 a	20,114,563
4.25%, 8/15/15	300,000 a	295,734
4.50%, 5/15/10	22,220,000 a	22,506,438
4.50%, 2/28/11	17,800,000 a	18,054,486
4.50%, 2/15/16	10,245,000 a	10,249,805
4.50%, 5/15/17	12,175,000 a	12,110,326
4.88%, 6/30/12	8,950,000 a	9,203,124
		92,534,476
Total Bonds and Notes
(cost $126,339,501)		127,351,257
	Face Amount
	Covered by
Options--.1%	Contracts ($)	Value ($)

Call Options
3-Month Floor USD Libor-BBA
Interest Rate, January 2009 @ 4	19,100,000	25,852
6 Month Rec 2 Year Swap
November 2007 @ 5.37	9,500,000	1,819
U.S. Treasury 5-Year Future Notes
December 2007@ 107	18,000,000	98,438
Total Options
(cost $166,801)		126,109
	Principal
Short-Term Investments--33.4%	Amount ($)	Value ($)

U.S. Treasury Bills:
4.11%, 2/14/08	59,900,000	59,026,059
4.12%, 12/6/07	556,000 c	552,258
4.74%, 12/20/07	5,400,000	5,355,936
Total Short-Term Investments
(cost $64,863,560)		64,934,253

Other Investment--.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $516,000)	516,000 [d]	516,000

Investment of Cash Collateral for
Securities Loaned--44.5%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $86,425,110)	86,425,110 [d]	86,425,110

Total Investments (cost $278,310,972)	143.8%	279,352,729
Liabilities, Less Cash and Receivables	(43.8%)	(85,100,352)
Net Assets	100.0%	194,252,377

a	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund's
	securities on loan is $84,033,986 and the total market value of the collateral held by the fund is $86,425,110.
b	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
September 30, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2007 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	266	55,074,470	December 2007	131,220
U.S. Treasury 5 Year Notes	609	65,182,031	December 2007	536,640
U.S. Treasury 10 Year Notes	14	1,529,938	December 2007	10,938
Financial Futures Short
U.S. Treasury 30 Year Bonds	171	(19,039,781)	December 2007	122,906
				801,704

STATEMENT OF OPTIONS WRITTEN
September 30, 2007 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Call Options
U.S. Treasury 5 Year Note
October 2007 @ 108	18,000,000	36,564

Put Options
U.S. Treasury 5 Year Note
October 2007 @ 106	18,000,000	30,938
(Premium received $111,359)		67,502

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Intermediate Term Fund

Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 26, 2007

Date: November 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)